UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04801

SUNAMERICA EQUITY FUNDS

(Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management, LLC

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: September 30

Date of reporting period: June 30, 2015

Item 1. Schedule of Investments.

SunAmerica International Dividend Strategy Fund

PORTFOLIO OF INVESTMENTS — June 30, 2015 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 98.8%
Belgium — 2.2%

Belgacom SA	84,832	$2,995,188

Bermuda — 0.0%

Peace Mark Holdings, Ltd.†(3)(4)	800,000	0

Brazil — 15.0%

BM&FBovespa SA	685,600	2,584,424
CCR SA†	436,000	2,090,881
CETIP SA - Mercados Organizados	236,100	2,587,980
Cia Energetica de Minas Gerais (Preference Shares)	480,371	1,832,427
Cia Siderurgica Nacional SA†	875,100	1,455,169
Itausa - Investimentos Itau SA† (Preference Shares)	876,850	2,512,860
Natura Cosmeticos SA	203,054	1,798,626
Petroleo Brasileiro SA† (Preference Shares)	436,600	1,784,821
Telefonica Brasil SA (Preference Shares)	129,865	1,819,472
Vale SA, Class A† (Preference Shares)	312,800	1,567,471

		20,034,131

Canada — 2.2%

BCE, Inc.	68,033	2,890,177

China — 4.2%

Bank of Communications Co., Ltd., Class H	4,083,000	4,256,005
China Shenhua Energy Co., Ltd., Class H	608,500	1,387,888

		5,643,893

Denmark — 1.0%

TDC A/S	178,150	1,306,329

Finland — 2.2%

Nokian Renkaat Oyj	93,047	2,915,946

France — 4.4%

Bouygues SA	89,782	3,356,633
Total SA	51,936	2,522,739

		5,879,372

Israel — 2.4%

Teva Pharmaceutical Industries, Ltd.	54,712	3,235,792

Italy — 3.9%

Eni SpA	141,045	2,503,324
UnipolSai SpA	1,103,907	2,734,594

		5,237,918

Japan — 12.1%

Canon, Inc.	96,200	3,130,420
Daihatsu Motor Co., Ltd.	200,700	2,858,358
Daiwa Securities Group, Inc.	405,000	3,035,225
Sekisui House, Ltd.	240,700	3,823,351
Sumitomo Corp.	285,800	3,325,401

		16,172,755

Netherlands — 2.6%

Koninklijke Ahold NV	186,621	3,495,313

Norway — 3.9%

Statoil ASA	122,989	2,197,675
Telenor ASA	138,460	3,033,936

		5,231,611

Poland — 1.7%

PGE SA	461,152	2,261,607

Russia — 1.6%

Mobile TeleSystems OJSC ADR	214,568	2,098,475

Singapore — 4.1%

Keppel Corp., Ltd.	381,000	2,325,292
Singapore Telecommunications, Ltd.	1,008,000	3,180,755

		5,506,047

Spain — 2.2%

Telefonica SA†	203,691	2,895,331

Sweden — 2.4%

Tele2 AB, Class B	49,130	571,317
TeliaSonera AB	451,108	2,656,089

		3,227,406

Switzerland — 6.0%

Swiss Re AG	37,804	3,345,934
Transocean, Ltd.	96,074	1,553,708
Zurich Insurance Group AG	10,030	3,053,145

		7,952,787

Taiwan — 8.3%

Asustek Computer, Inc.	299,000	2,912,039
Pegatron Corp.†	1,656,000	4,846,515
Siliconware Precision Industries Co.†	2,203,000	3,373,633

		11,132,187

Thailand — 3.8%

Advanced Info Service PCL	415,500	2,952,436
PTT Exploration & Production PCL	658,200	2,124,137

		5,076,573

Turkey — 3.9%

Emlak Konut Gayrimenkul Yatirim Ortakligi AS	2,687,020	2,767,126
Eregli Demir ve Celik Fabrikalari TAS†	1,472,751	2,384,889

		5,152,015

United Kingdom — 8.7%

AstraZeneca PLC	42,336	2,673,456
BP PLC	420,846	2,778,260
GlaxoSmithKline PLC	132,717	2,757,830
Sky PLC	212,254	3,458,437

		11,667,983

Total Long-Term Investment Securities (cost $146,737,860)		132,008,836

REPURCHASE AGREEMENTS — 1.4%

State Street Bank & Trust Co. Joint Repurchase Agreement(1) (cost $1,908,000)	$1,908,000	1,908,000

TOTAL INVESTMENTS — (cost $148,645,860) (2)	100.2%	133,916,836
Liabilities in excess of other assets	(0.2)	(256,031)

NET ASSETS —	100.0%	$133,660,805

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 3 for cost of investments on a tax basis.
(3)	Fair valued security. Securities are classified as Level 3 based on the Securities Valuations inputs; See Note 1.
(4)	Illiquid security. At June 30, 2015, the aggregate value of these securities was $0 representing 0% of net assets.

ADR — American Depository Receipt

Industry Allocation*
Oil Companies-Integrated	8.8%
Telephone-Integrated	8.7
Telecom Services	7.3
Insurance-Multi-line	4.3
Finance-Investment Banker/Broker	4.2
Medical-Drugs	4.0
Cellular Telecom	3.8
Electronic Components-Misc.	3.6
Diversified Operations	3.6
Banks-Commercial	3.2
Electric-Integrated	3.1
Steel-Producers	2.9
Building-Residential/Commercial	2.9
Food-Retail	2.6
Cable/Satellite TV	2.6
Semiconductor Components-Integrated Circuits	2.5
Building & Construction-Misc.	2.5
Insurance-Reinsurance	2.5
Import/Export	2.5
Medical-Generic Drugs	2.4
Office Automation & Equipment	2.3
Rubber-Tires	2.2
Computers	2.2
Auto-Cars/Light Trucks	2.1
Real Estate Operations & Development	2.1
Finance-Other Services	1.9
Oil Companies-Exploration & Production	1.6
Public Thoroughfares	1.6
Repurchase Agreements	1.4
Cosmetics & Toiletries	1.4
Metal-Iron	1.2
Oil & Gas Drilling	1.2
Coal	1.0

100.2%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2015 (see Note 1):

	Level 1- Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$—	$—	$0	$0
Other Countries	132,008,836	—	—	132,008,836
Repurchase Agreements	—	1,908,000	—	1,908,000

Total Investments at Value	$132,008,836	$1,908,000	$—	$133,916,836

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Japan Fund

PORTFOLIO OF INVESTMENTS — June 30, 2015 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 95.8%
Auto-Cars/Light Trucks — 2.8%

Mazda Motor Corp.	63,700	$1,248,132

Auto-Heavy Duty Trucks — 0.8%

Hino Motors, Ltd.	28,400	351,331

Auto/Truck Parts & Equipment-Original — 7.8%

NGK Spark Plug Co., Ltd.	37,000	1,026,392
Sumitomo Electric Industries, Ltd.	72,950	1,130,744
Toyota Industries Corp.	22,180	1,264,995

		3,422,131

Banks-Commercial — 4.8%

Shinsei Bank, Ltd.	302,900	611,319
Sumitomo Mitsui Financial Group, Inc.	33,815	1,508,323

		2,119,642

Brewery — 1.9%

Asahi Group Holdings, Ltd.	26,200	833,301

Building Products-Cement — 0.5%

Taiheiyo Cement Corp.	74,000	216,464

Chemicals-Diversified — 1.9%

Mitsubishi Gas Chemical Co., Inc.	150,300	842,471

Chemicals-Specialty — 1.8%

Shin-Etsu Chemical Co., Ltd.	7,100	440,846
Tokyo Ohka Kogyo Co., Ltd.†	11,860	336,753

		777,599

Computer Services — 1.1%

SCSK Corp.†	16,300	497,451

Computers-Integrated Systems — 4.9%

Fujitsu, Ltd.	386,105	2,159,172

Diversified Banking Institutions — 4.4%

Mitsubishi UFJ Financial Group, Inc.	267,120	1,920,269

E-Commerce/Products — 4.6%

Rakuten, Inc.	124,930	2,018,622

E-Services/Consulting — 0.4%

Digital Garage, Inc.	14,200	189,241

Electric Products-Misc. — 0.5%

Funai Electric Co., Ltd.†	18,800	209,222

Electronic Components-Semiconductors — 2.2%

Sanken Electric Co., Ltd.	132,600	820,184
Sumco Corp.	12,900	161,586

		981,770

Entertainment Software — 0.6%

Nexon Co., Ltd.	18,100	249,053

Food-Retail — 2.1%

Seven & I Holdings Co., Ltd.	21,100	906,860

Insurance-Life/Health — 8.0%

Sony Financial Holdings, Inc.	87,895	1,541,224
T&D Holdings, Inc.	134,190	2,001,035

		3,542,259

Insurance-Property/Casualty — 3.0%

Tokio Marine Holdings, Inc.	31,680	1,318,609

Machinery-Electrical — 5.7%

Hitachi, Ltd.	191,000	1,259,132
Mitsubishi Electric Corp.	97,130	1,255,543

		2,514,675

Machinery-Farming — 0.5%

Kubota Corp.	13,700	217,335

Medical Instruments — 1.5%

Olympus Corp.	19,100	660,154

Medical-Drugs — 2.4%

Takeda Pharmaceutical Co., Ltd.	21,950	1,060,150

Miscellaneous Manufacturing — 0.0%

Peace Mark Holdings, Ltd.†(2)(3)	8,000	0

Non-Ferrous Metals — 1.6%

Mitsubishi Materials Corp.	186,205	715,090

Office Automation & Equipment — 2.0%

Ricoh Co., Ltd.	83,200	863,374

Oil Companies-Exploration & Production — 1.3%

Inpex Corp.	49,600	563,945

Petrochemicals — 0.8%

Mitsui Chemicals, Inc.	90,000	334,600

Real Estate Operations & Development — 1.9%

Leopalace21 Corp.†	137,000	840,683

Retail-Consumer Electronics — 0.9%

K’s Holdings Corp.†	11,600	417,992

Retail-Drug Store — 1.0%

Tsuruha Holdings, Inc.	5,815	452,808

Retail-Misc./Diversified — 0.9%

Ryohin Keikaku Co., Ltd.	2,110	409,294

Rubber-Tires — 1.4%

Toyo Tire & Rubber Co, Ltd.	28,500	602,672

Steel-Specialty — 1.7%

Hitachi Metals, Ltd.	48,365	743,347

Telephone-Integrated — 8.0%

Nippon Telegraph & Telephone Corp.	67,740	2,453,939
SoftBank Corp.	18,350	1,080,893

		3,534,832

Television — 6.6%

Nippon Television Holdings, Inc.	118,150	2,090,082
TV Asahi Holdings Corp.	47,310	794,782

		2,884,864

Toys — 2.3%

Bandai Namco Holdings, Inc.	28,900	559,180
Nintendo Co., Ltd.	2,640	441,564

		1,000,744

Transport-Rail — 1.2%

East Japan Railway Co.	6,050	544,270

Total Long-Term Investment Securities (cost $40,197,972)		42,164,428

REPURCHASE AGREEMENTS — 4.7%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 06/30/2015, to be repurchased 07/01/2015 in the amount $2,075,000 collateralized by $1,925,000 of United States Treasury Notes bearing interest at 3.63% due 08/15/2019 and having an approximate value of $2,119,159 (cost $2,075,000)	$2,075,000	2,075,000

TOTAL INVESTMENTS (cost $42,272,972) (1)	100.5%	44,239,428
Liabilities in excess of other assets	(0.5)	(208,937)

NET ASSETS	100.0%	$44,030,491

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.
(2)	Fair valued security. Securities are classified as Level 3 based on the Securities Valuations inputs; See Note 1.
(3)	Illiquid security. At June 30, 2015, the aggregate value of these securities was $0 representing 0% of net assets.

Country Allocation*
Japan	95.8%
United States	4.7

100.5%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2015 (see Note 1):

	Level 1- Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Miscellaneous Manufacturing	$—	$—	$0	$0
Other Industries	42,164,428	—	—	42,164,428
Repurchase Agreements	—	2,075,000	—	2,075,000

Total Investments at Value	$42,164,428	$2,075,000	$—	$44,239,428

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS - June 30, 2015 - (unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”), etc.)

Level 3—Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of the Funds’ assets and liabilities classified in the fair value hierarchy as of June 30, 2015, is reported on a schedule following the portfolio of investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and a Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Note 2. Repurchase Agreements

As of June 30, 2015, the following Fund held an undivided interest in the joint repurchase agreement with State Street Bank & Trust Co.:

Fund	Percentage Ownership	Principal Amount

International Dividend Strategy	0.46%	$1,908,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

State Street Bank & Trust Co., dated June 30, 2015, bearing interest at a rate of 0.00% per annum, with a principal amount of $417,959,000, a repurchase price of $417,959,000, and a maturity date of July 1, 2015. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value

U.S. Treasury Notes	8.00%	11/15/2021	$19,400,000	$26,623,474
U.S. Treasury Notes	3.50	2/15/2018	40,000,000	43,203,360
U.S. Treasury Notes	3.38	11/15/2019	6,740,000	7,294,999
U.S. Treasury Notes	2.13	8/15/2021	250,000,000	254,246,750
U.S. Treasury Notes	0.75	12/31/2017	95,215,000	94,954,682

Note 3. Federal Income Taxes

As of June 30, 2015, the amount of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term investment securities and repurchase agreements, were as follows:

	International Dividend Strategy Fund	Japan Fund

Cost	$148,680,244	$42,405,880

Appreciation	7,512,844	2,936,715
Depreciation	(22,276,252)	(1,103,167)

Unrealized appreciation (depreciation)	$(14,763,408)	$1,833,548

ADDITIONAL INFORMATION

Additional information is available in the SunAmerica Equity Funds’ Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Equity Funds

By:	/s/ John T. Genoy
John T. Genoy
President

Date:    August 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date:    August 28, 2015

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date:    August 28, 2015